UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07850

                                                         PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                           Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                         Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

August 31, 2014 (Unaudited)

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2014, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.1%
Federal Farm Credit Bank — 7.1%
Federal Farm Credit Bank
3.000%, 09/22/14	$500	$501
0.600%, 11/10/14	580	580
0.280%, 12/11/14	500	500
0.500%, 05/01/15	610	611
Federal Farm Credit Bank (DN)
0.100%, 11/17/14	1,100	1,100
0.095%, 01/08/15	1,200	1,200
Federal Farm Credit Bank (FRN)
0.080%, 03/09/15	700	700
0.090%, 05/08/15	1,000	1,000

		6,192

Federal Home Loan Bank — 20.4%
Federal Home Loan Bank
0.080%, 10/15/14	1,000	1,000
0.014%, 11/05/14	700	700
0.125%, 12/19/14	2,100	2,100
2.750%, 03/13/15	1,045	1,059
0.125%, 04/29/15	700	700
2.875%, 06/12/15	875	894
Federal Home Loan Bank (DN)
0.070%, 09/12/14	850	850
0.080%, 09/17/14	300	300
0.090%, 09/24/14	1,100	1,100
0.070%, 09/26/14	700	700
0.051%, 09/26/14	3,500	3,500
0.070%, 10/17/14	800	800
0.000%, 11/05/14	850	850
0.090%, 12/03/14	480	480
0.170%, 07/29/15	800	799
Federal Home Loan Bank (FRN)
0.114%, 01/13/15	1,000	1,000
0.101%, 01/20/15	850	850

		17,682

Federal Home Loan Mortgage Corporation — 12.7%
Federal Home Loan Mortgage Corporation
0.750%, 11/25/14	795	796
0.330%, 12/29/14	700	700
0.350%, 03/18/15	500	501
0.500%, 08/28/15	800	802
Federal Home Loan Mortgage Corporation (DN)
0.085%, 09/10/14	315	315
0.080%, 09/11/14	700	700
0.075%, 09/16/14	500	500
0.090%, 09/22/14	1,200	1,200
0.096%, 10/02/14	850	850
0.070%, 10/24/14	175	175
0.080%, 10/28/14	2,000	2,000
0.090%, 11/12/14	600	600
0.067%, 11/14/14	400	400
0.085%, 12/29/14	500	500
0.100%, 01/30/15	968	968

		11,007

Federal National Mortgage Association — 14.9%
Federal National Mortgage Association
0.750%, 12/19/14	1,000	1,002
0.375%, 03/16/15	1,000	1,001
0.500%, 05/27/15	1,000	1,002

	Par (000)	Value (000)

Federal National Mortgage Association (DN)
0.096%, 09/03/14	$ 669	$669
0.101%, 09/10/14	833	833
0.080%, 09/15/14	300	300
0.070%, 09/24/14	700	700
0.075%, 10/01/14	784	784
0.090%, 10/14/14	840	840
0.060%, 10/15/14	575	575
0.065%, 11/05/14	500	500
0.090%, 11/26/14	788	788
0.085%, 12/03/14	460	460
0.000%, 12/03/14	800	800
0.090%, 12/24/14	900	900
0.095%, 02/04/15	630	630
0.090%, 02/04/15	700	699
0.100%, 03/02/15	500	500

		12,983

Total U.S. Government Agency Obligations
(Cost $47,864)		47,864

U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Note — 1.8%
0.075%, 01/31/16 (FRN)	1,600	1,600

Total U.S. Treasury Obligation
(Cost $1,600)		1,600

	Number of Shares

MONEY MARKET FUND — 0.6%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund
(Cost $500)		500

	Par (000)

REPURCHASE AGREEMENTS — 43.6%
Deutsche Bank Securities, Inc.
0.050% (dated 08/29/14, due 09/02/14, repurchase price $10,000,056, collateralized by Federal National Mortgage Association Bond, 0.000% , due 06/01/17, total value $10,200,406)	$10,000	10,000
HSBC Securities USA
0.050% (dated 08/29/14, due 09/02/14, repurchase price $9,000,050, collateralized by Federal National Mortgage Association Bonds, 2.500% to 3.500%, due 06/01/23 and 08/01/28, total value $9,182,113)	9,000	9,000
Merrill Lynch Pierce Fenner and Smith
0.050% (dated 08/29/14, due 09/02/14, repurchase price $9,917,055, collateralized by Federal Home Loan Mortgage Corporation Bond, 0.000%, due 07/15/32, total value $10,115,542)	9,917	9,917

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Toronto Dominion Securities LLC

0.060% (dated 08/29/14, due 09/02/14, repurchase price $9,000,060, collateralized by Federal National Mortgage Association Bond and U.S. Treasury Notes, 2.000% to 3.500%, due 05/31/21 to 03/01/42, total value $9,180,076)	$9,000	$9,000

Total Repurchase Agreements
(Cost $37,917)		37,917

TOTAL INVESTMENTS — 101.1%
(Cost $87,881)*		87,881

Other Assets & Liabilities — (1.1)%		(961)

TOTAL NET ASSETS — 100.0%		$86,920

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$500	$–	$–	$500
Repurchase Agreements	–	37,917	–	37,917
U.S. Government Agency Obligations	–	47,864	–	47,864
U.S. Treasury Obligation	–	1,600	–	1,600

Total Assets - Investments in Securities	$500	$87,381	$–	$87,881

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 0.8%
Automotive — 0.8%
Fifth Third Auto Trust,
Series 2014-1, Cl A1
0.200%, 03/16/15	$1,294	$1,294
Ford Credit Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 04/15/15 144A	2,688	2,688
Hyundai Auto Lease Securitization Trust,
Series 2014-A, Cl A1
0.200%, 03/16/15 144A	1,053	1,053
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Cl A1
0.200%, 07/15/15 144A	2,840	2,840
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 02/17/15	45	45
Mercedes Benz Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 12/15/14	3,919	3,919
World Omni Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 05/15/15	2,855	2,855

		14,694

Total Asset-Backed Securities
(Cost $14,694)		14,694

CERTIFICATES OF DEPOSIT — 7.5%
Banks — 0.3%
Citibank NA
0.210%, 09/25/14	4,750	4,750

Yankee — 7.2%
Bank of Montreal Chicago
0.170%, 11/12/14	10,000	10,000
0.180%, 11/21/14	6,000	6,000
Bank of Nova Scotia Houston
0.170%, 12/15/14	7,000	7,000
Canadian Imperial Bank of Commerce NY
0.210%, 02/02/15	11,000	11,000
Canadian Imperial Bank of Commerce NY (FRN)
0.315%, 02/24/15	9,400	9,400
DnB Bank ASA
0.230%, 10/01/14	10,000	10,000
Nordea Bank Finland NY
0.130%, 09/16/14	10,000	10,000
0.205%, 10/10/14	13,500	13,501
Standard Chartered Bank NY
0.180%, 11/18/14	6,000	5,998
Svenska Handelsbanken
0.160%, 09/08/14	8,000	8,000
0.175%, 10/28/14	6,000	6,000
Toronto Dominion NY
0.210%, 01/20/15	8,000	8,000
0.300%, 08/10/15	11,000	11,000
Westpac Banking
0.290%, 10/29/14	10,000	10,000

	Par (000)	Value (000)

0.226%, 03/13/15	$12,000	$12,000

		137,899

Total Certificates of Deposit
(Cost $142,649)		142,649

ASSET-BACKED COMMERCIAL PAPER† — 14.6%
Financial Services — 14.6%
Alpine Securitization
0.190%, 10/01/14	10,000	9,998
0.190%, 10/21/14	8,000	7,998
Cafco LLC
0.170%, 10/06/14	13,000	12,998
Chariot Funding LLC
0.230%, 02/02/15	2,000	1,998
Collateralized CP LLC
0.120%, 09/24/14	7,600	7,599
0.160%, 10/06/14	9,000	8,998
0.150%, 11/17/14	5,000	4,998
0.200%, 11/24/14	12,000	11,994
0.210%, 11/24/14	13,000	12,994
Erste Abwicklungsanstalt
0.150%, 10/02/14	4,000	3,999
0.160%, 11/17/14	20,000	19,993
Fairway Finance LLC
0.060%, 09/02/14	8,000	8,000
0.190%, 10/06/14	17,200	17,197
0.150%, 10/08/14	6,000	5,999
Gotham Funding
0.170%, 09/08/14	8,700	8,700
0.140%, 09/17/14	6,000	6,000
Govco LLC
0.110%, 09/23/14	6,000	5,999
0.180%, 10/17/14	9,000	8,998
Liberty Street Funding LLC
0.170%, 09/08/14	8,400	8,400
0.130%, 09/17/14	6,000	6,000
0.170%, 09/19/14	13,000	12,999
Matchpoint Master Trust
0.098%, 09/04/14	3,000	3,000
Nieuw Amsterdam Receivables
0.120%, 09/10/14	10,000	10,000
0.150%, 11/06/14	5,500	5,498
Regency Market No. 1 LLC
0.140%, 09/15/14	5,000	5,000
Sheffield Receivables
0.160%, 09/18/14	4,450	4,450
0.185%, 10/09/14	9,800	9,798
0.150%, 10/22/14	5,000	4,999
0.190%, 11/12/14	3,000	2,999
0.180%, 11/18/14	6,000	5,998
Starbird Funding
0.098%, 09/04/14	20,000	20,000
0.130%, 09/08/14	6,000	6,000
0.100%, 09/10/14	8,800	8,800

		278,401

Total Asset-Backed Commercial Paper
(Cost $278,401)		278,401

See Notes to Schedules of Investments.

	Par (000)	Value (000)
COMMERCIAL PAPER† — 20.9%
Banks — 15.8%
Abbey National North America
0.087%, 09/04/14	$12,600	$12,600
0.060%, 09/05/14	16,000	16,000
0.120%, 09/22/14	12,000	11,999
0.250%, 10/31/14	10,400	10,396
0.240%, 01/02/15	4,000	3,997
Australia & New Zealand Banking Group
0.140%, 09/05/14	11,000	11,000
0.160%, 09/15/14	17,000	16,999
Bank of Tokyo-Mitsubishi
0.120%, 09/03/14	6,000	6,000
0.100%, 09/05/14	16,000	16,000
0.121%, 09/09/14	7,000	7,000
0.180%, 09/12/14	5,000	5,000
0.190%, 01/02/15	6,300	6,296
BNP Paribas Finance
0.099%, 09/04/14	10,000	10,000
Commonwealth Bank of Australia
0.140%, 09/02/14	500	500
0.185%, 12/16/14	6,000	6,000
0.200%, 12/16/14	4,000	3,998
1.950%, 03/16/15	6,900	6,958
DnB Bank ASA
0.220%, 09/16/14	2,700	2,700
0.210%, 09/24/14	5,000	4,999
0.155%, 10/06/14	11,500	11,498
0.220%, 01/20/15	5,000	4,996
HSBC USA
0.170%, 10/20/14	16,040	16,036
0.170%, 12/02/14	6,000	5,997
0.170%, 12/05/14	9,000	8,996
National Australia Funding
0.200%, 01/15/15	11,500	11,491
0.190%, 02/09/15	6,000	5,995
Overseas-Chinese Banking
0.190%, 10/08/14	13,000	12,997
Rabobank USA Financial
0.210%, 11/07/14	12,000	11,995
0.230%, 03/02/15	10,000	9,988
Standard Chartered Bank
0.180%, 09/11/14	11,000	10,999
0.190%, 11/24/14	6,000	5,997
Svenska Handelsbanken
0.165%, 11/14/14	10,000	9,997
0.215%, 01/26/15	9,600	9,592
Toronto Dominion Holdings Inc
0.140%, 11/24/14	6,000	5,998

		301,014

Financial Services — 1.7%
American Honda Finance
0.130%, 10/08/14	6,000	5,999
0.140%, 11/07/14	6,000	5,999
JPMorgan Securities
0.180%, 10/27/14	2,500	2,499
Toyota Motor Credit
0.130%, 11/18/14	6,000	5,998
0.130%, 12/10/14	7,000	6,998
Toyota Motor Credit (MTN) (FRN)
0.230%, 10/08/14	4,000	4,000

		31,493

	Par (000)	Value (000)

Food, Beverage & Tobacco — 0.9%
Coca-Cola
0.200%, 02/24/15	$5,000	$4,995
0.210%, 02/24/15	12,500	12,487

		17,482

Healthcare — 2.0%
Abbott Laboratories
0.060%, 09/04/14	10,000	10,000
Catholic Health Initiatives
0.170%, 09/03/14	3,200	3,200
0.180%, 09/04/14	7,443	7,443
0.180%, 11/04/14	4,000	3,998
0.180%, 12/02/14	8,800	8,796
Sanofi
0.090%, 09/19/14	5,000	5,000

		38,437

Other — 0.5%
Northwestern University
0.100%, 09/02/14	10,000	10,000

Total Commercial Paper
(Cost $398,426)		398,426

CORPORATE BONDS — 0.6%
Banks — 0.6%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	2,800	2,834
Wells Fargo Bank NA (MTN) (FRN)
0.321%, 09/15/15	8,000	8,000

		10,834

Total Corporate Bonds
(Cost $10,834)		10,834

FUNDING AGREEMENT — 0.6%
New York Life Funding Agreement
0.231%, 06/12/15 (A)	11,000	11,000

Total Funding Agreement
(Cost $11,000)		11,000

MUNICIPAL SECURITIES — 4.7%
Connecticut — 0.9%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series V-1
(VRDN)
0.030%, 09/05/14	7,800	7,800
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series X-2
(VRDN)
0.030%, 09/05/14	10,000	10,000

		17,800

Mississippi — 0.7%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.040%, 09/05/14	6,000	6,000

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued

Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series E (VRDN) 0.040%, 09/02/14	$8,000	$8,000

		14,000

Ohio — 1.5%
Ohio State (GO) Series B (VRDN)
0.030%, 09/05/14	10,300	10,300
Ohio State Common Schools (GO)
Series B (VRDN)
0.030%, 09/05/14	3,555	3,555
Ohio State University (RB) Series B (VRDN)
0.030%, 09/05/14	14,115	14,115

		27,970

Texas — 1.0%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.040%, 09/02/14	3,845	3,845
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.040%, 09/02/14	1,100	1,100
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.050%, 09/05/14	14,500	14,500

		19,445

Virginia — 0.6%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.030%, 09/05/14	5,100	5,100
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.030%, 09/05/14	5,700	5,700

		10,800

Total Municipal Securities
(Cost $90,015)		90,015

	Number of Shares
MONEY MARKET FUND — 1.6%
BlackRock Liquidity Funds TempFund
Portfolio††	30,000,000	30,000

Total Money Market Fund
(Cost $30,000)		30,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 43.9%
Deutsche Bank Securities, Inc.

0.050% (dated 08/29/14, due 09/02/14, repurchase price $163,000,906, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 7.500%, due 04/01/25 to 09/01/44, total value $166,260,000)	$163,000	$163,000

Goldman Sachs & Co.

0.050% (dated 08/29/14, due 09/02/14, repurchase price $227,001,261, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.274% to 6.000%, due 02/01/24 to 09/01/44, total value $231,540,001) (B)	227,000	227,000

0.040% (dated 08/29/14, due 09/02/14, repurchase price $50,000,222, collateralized by Federal Home Loan Mortgage Corporation Bond, 3.750%, due 03/27/19, total value $51,000,000) (B)	50,000	50,000

HSBC Securities USA

0.050% (dated 08/29/14, due 09/02/14, repurchase price $54,000,300, collateralized by U.S. Treasury Bills, 0.000%, due 10/16/14 to 08/20/15, total value $55,081,089)	54,000	54,000

Merrill Lynch Pierce Fenner and Smith

0.050% (dated 08/29/14, due 09/02/14, repurchase price $221,446,230, collateralized by Government National Mortgage Association Bond, 3.500%, due 08/20/44, total value $225,873,901)	221,445	221,445

Toronto Dominion Securities LLC

0.060% (dated 08/29/14, due 09/02/14, repurchase price $120,000,800, collateralized by U.S. Treasury Notes, 0.250% to 2.250%, due 01/31/15 to 07/31/21, total value $122,400,068)	120,000	120,000

Total Repurchase Agreements
(Cost $835,445)		835,445

TOTAL INVESTMENTS — 95.2%

(Cost $1,811,464)*		1,811,464

Other Assets & Liabilities — 4.8%		90,733

TOTAL NET ASSETS — 100.0%		$1,902,197

See Notes to Schedules of Investments.

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
†† Affiliated	Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total value of illiquid securities is $11,000 (000) and represents 0.6% of net assets as of August 31, 2014.
(B)	Total value of Goldman Sachs & Co. Repurchase Agreements is $277,000 (000).
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,415 (000) and represents 0.5% of net assets as of August 31, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Commercial Paper	$–	$278,401	$–	$278,401
Asset-Backed Securities	–	14,694	–	14,694
Certificates of Deposit	–	142,649	–	142,649
Commercial Paper	–	398,426	–	398,426
Corporate Bonds	–	10,834	–	10,834
Funding Agreement	–	11,000	–	11,000
Money Market Fund	30,000	–	–	30,000
Municipal Securities	–	90,015	–	90,015
Repurchase Agreements	–	835,445	–	835,445

Total Assets - Investments in Securities	$30,000	$1,781,464	$–	$1,811,464

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Bill† — 1.2%
0.080%, 04/30/15	$2,000	$1,999

U.S. Treasury Notes — 20.9%
0.250%, 09/15/14	500	500
0.250%, 09/30/14	2,000	2,000
0.500%, 10/15/14	3,500	3,502
0.375%, 11/15/14	5,000	5,003
0.250%, 12/15/14	3,000	3,002
0.250%, 01/15/15	3,000	3,002
0.250%, 02/15/15	4,500	4,503
0.250%, 02/28/15	3,000	3,003
0.375%, 03/15/15	1,500	1,502
0.250%, 03/31/15	1,800	1,802
0.250%, 05/15/15	1,000	1,001
0.250%, 07/15/15	2,000	2,002
0.075%, 01/31/16 (FRN)	3,300	3,300
0.099%, 04/30/16	1,500	1,500

		35,622

Total U.S. Treasury Obligations
(Cost $37,621)		37,621

	Number of Shares
MONEY MARKET FUND — 1.0%
Invesco Treasury Portfolio	1,727,778	1,728

Total Money Market Fund
(Cost $1,728)		1,728

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 75.5%

Deutsche Bank Securities, Inc.

0.050% (dated 08/29/14, due 09/02/14,repurchase price $30,000,167, collateralized by U.S. Treasury Note, 0.375%, due 06/30/15,total value $30,600,069)	$30,000	$30,000

HSBC Securities USA

0.040% (dated 08/29/14, due 09/02/14,repurchase price $25,000,111, collateralized by U.S. Treasury Note, 2.250%, due 03/31/21,total value $25,503,287)	25,000	25,000

Merrill Lynch Pierce Fenner and Smith

0.040% (dated 08/29/14, due 09/02/14,repurchase price $25,000,111, collateralized by U.S. Treasury Bond, 5.000%, due 05/15/37,total value $25,500,030)	25,000	25,000

Toronto Dominion Securities LLC

0.050% (dated 08/29/14, due 09/02/14,repurchase price $25,000,139, collateralized by U.S. Treasury Notes, 0.250% to 2.125%, due 09/30/14 to 06/30/21, total value $25,500,018)	25,000	25,000

UBS Securities LLC

0.040% (dated 08/29/14, due 09/02/14,repurchase price $24,000,107, collateralized by U.S. Treasury Notes, 0.125% to 1.375%, due 07/31/18 to 07/15/20, total value $24,480,054)	24,000	24,000

Total Repurchase Agreements
(Cost $129,000)		129,000

TOTAL INVESTMENTS — 98.6%
(Cost $168,349)*		168,349

Other Assets & Liabilities — 1.4%		2,460

TOTAL NET ASSETS — 100.0%		$170,809

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Fund	$1,728	$–	$–	$1,728
Repurchase Agreements	–	129,000	–	129,000
U.S. Treasury Obligations	–	37,621	–	37,621

Total Assets - Investments in Securities	$1,728	$166,621	$–	$168,349

There were no transfers between Levels during the three-month period ended August 31, 2014.

See Notes to Schedules of Investments.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2014 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Levels during the three-month period August 31, 2014.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

2. Affiliated Fund

The PNC Financial Services Group, Inc. (“PNC Group”) owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of PNC Capital Advisors, LLC (the “Adviser”). The PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments.

3. Market and Credit Risk

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2014 (Unaudited)

Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date      10/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date      10/27/2014

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date      10/27/2014

* Print the name and title of each signing officer under his or her signature.